S000028704 [Member] Investment Objectives and Goals - Variable Portfolio - Conservative Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary of Variable Portfolio-Conservative Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Variable Portfolio-Conservative Portfolio (Conservative Portfolio or the Fund) seeks to provide a high level of total return that is consistent with a conservative level of risk.